Income Taxes - Summary of Income Tax Expense Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Foreign	$ (7,682)	$ (4,459)	$ (9,879)
Federal	(36)	(50)	14
Deferred:
Foreign	2,063	663	(220)
Withholding:
Foreign	(6,339)	(6,692)	(7,919)
Income tax expense	$ (11,994)	$ (10,538)	$ (18,004)